INCOME PER SHARE (Details Textual) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Line Items]
Interest on Convertible Debt, Net of Tax	$ 288	$ 476
Restricted Stock [Member]
Earnings Per Share [Line Items]
Weighted Average Number Diluted Shares Outstanding Adjustment	108,831	86,332